Interim Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	40,941,575	40,684,340
Ordinary shares, shares outstanding	40,941,575	40,684,340